Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 28, 2019	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policy [Line Items]
Cash restricted for future minimum lease payments			$ 5,646,392	$ 0
Retirement Plans
Employer matching contribution			105,007	11,154
RELATED PARTY TRANSACTIONS
Development fee income from related party		$ 750,000
Advertising
Advertising expense			142,305	40,217
Distribution Agreement
Term of purchase and marketing agreement	10 years
Selling, general, and administrative expense
Distribution Agreement
Start-up expenses			2,213,906
Recurring
Significant Accounting Policy [Line Items]
Assets measured at fair value			0	0
Retirement Plans
Liabilities measured at fair value			0	0
Other Assets [Member]
Distribution Agreement
Deferred offering costs			$ 1,126,619	$ 0